PROSPECTUS

WCT EQUITY FUND

A Portfolio of the WCT Funds

SHARES OF WCT EQUITY FUND, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED. WCT FUND SHARE MAY LOSE VALUE.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                             CONTENTS

                             Fund Goals, Strategies and Risk
                             What are the Main Risks of Investing in the Fund ? What are the Fund's Fees and Expenses?
                             What are the Fund's Fees and Expenses?
                             What are Equity Securities?
                             Portfolio Turnover
                             Temporary Defensive Investments
                             What do Shares Cost?
                             How is the Fund Sold?
                             How to Purchase Shares
                             How to Redeem and Exchange Shares
                             Exchange Privileges
                             Account and Share Information
                             Dividend and Capital Gains
                             Accounts With Low Balances
                             Tax Information
                             Who Manages the Fund?
                             Financial Highlights
                             Report of Independent Public Accountants

DECEMBER 31, 1999


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FUND GOALS, STRATEGIES AND RISKS

WHAT IS THE FUND'S GOAL?

The Fund's goal is to provide long-term capital appreciation. While there is no assurance that the Fund will achieve its goal, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S STRATEGY?

The Fund invests in value-oriented common and preferred stocks of large and medium- sized companies with market capitalizations in excess of $1.5 billion. The Fund may also occasionally invest in stocks of companies with smaller capitalizations that have value characteristics. These value characteristics may include a price-to-earnings ratio less than stocks in the S&P 500, higher-than-average dividend yields, or lower-than-average dividend yields, or lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or are involved in company turn-arounds and/or corporate restructurings. The Fund will invest at least 80% of its assets in equity securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

STOCK MARKET RISKS

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. Fluctuations in the Fund's portfolio may reflect changes in individual portfolio stocks or general changes in the Fund's share price. The Adviser attempts to manage market risk through diversification by limiting the amount the Fund invests in each stock.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 or funds that invest exclusively in large-capitalization companies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


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WHAT ARE THE FUND'S FEES AND EXPENSES?

WCT EQUITY FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


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WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund will treat such redeemable preferred stock as a fixed income security.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund's Adviser or Sub-Adviser believe it is appropriate to do so in light of the Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by the Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the fund's shareholders, are taxable to them.

TEMPORARY DEFENSIVE INVESTMENTS

To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, the Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.).

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) and the Federal Reserve wire system are open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next determined public offering price.

The public offering price is the net asset value (NAV) plus the applicable sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE and the Federal Reserve wire system are open, except Columbus Day and Veterans Day. The NAV is determined based upon the market value of the Fund's portfolio securities.

Fund shares are sold at NAV plus a sales charge, as follows:

SALES CHARGE WHEN YOU PURCHASE


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                                     Sales Charge as a     Sales Charge as a
Purchase Amount                      Percentage of Public  Percentage of NAV
                                     Offering Price

Less than $100,000                   4.50%                 4.71%
----------------------------------
$100,000 but less than $250,000      3.75%                 3.90%
----------------------------------
$250,000 but less than $500,000      2.50%                 2.56%
----------------------------------
$500,000 but less than $750,000      2.00%                 2.04%
----------------------------------
$750,000 but less than $1 million    1.00%                 1.01%
----------------------------------
$1 million or greater                0.00%                 0.00%
----------------------------------

The minimum initial investment in the Fund by a trust customer of West Coast Trust Company or other financial institution is $5,000. The minimum initial investment for individual investors is $1,000. Subsequent investments by all investors must be in amounts of at least $100. The Fund may waive the initial minimum investment from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

o    quantity purchases of shares;

o combining concurrent purchases of Shares by you, your spouse, and your children under age 21;

o accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund);

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call the Fund for an application and more information).

o    reinvesting redemption proceeds within 30 days; or

o investing the proceeds, within 60 days, from a redemption of unaffiliated mutual fund shares sold with a sales charge.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional must notify the Fund's distributor at the time of purchase. If the distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases.

IN ADDITION, NO SALES CHARGE IS IMPOSED ON:

o purchases by West Coast Trust for accounts in which it holds or manage assets;

o    trust companies and trust departments of other financial institutions;

o    banks and savings and loan associations for their own accounts;

o trustees, employees, emeritus trustees and retired employees of the Trust, West Coast Trust, West Coast Bancorp, and Edgewood Services, Inc. and their respective subsidiaries, and their spouses and children under 21; and

o    customers,   employees  and  employee   benefit  plans  of  Becker  Capital
     Management, Inc. and their spouses and children under 21.

HOW IS THE FUND SOLD?

The Fund's Distributor, Edgewood Services, Inc., markets the Shares described in this prospectus to institutions or individuals, directly or through financial intermediaries. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. The Fund is not presently paying or accruing 12b-1 fees. The Fund will not pay or accrue these fees until a separate class of shares has been created for certain institutional investors. Once the Fund begins accruing the 12b-1 fee, Fund expenses will rise.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH WEST COAST TRUST

o Trust customers placing an order to purchase shares of the Fund may open an account by calling West Coast Trust at 1-888-5-WCT-FUND (1-888-592-8386). Information needed to establish the account will be taken over the telephone.

DIRECTLY FROM THE FUND

o Individual investors may establish an account with the Fund by submitting a completed account application available from West Coast Trust Shareholder Servicing Cent at WCT Funds, PO Box 8612, Boston, MA 02266-8612 or by calling West Coast Trust at 1-888-5-WCT-FUND (1-888-592-8386); and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the NAV on the day the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA

  ABA Number 011000028
  Account Number 72097967

  Wire Order Number, Dealer Number or Group Number
  Dollar Amount
  For Credit to: WCT Equity Fund
  Account Name and Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to "WCT EQUITY FUND", note your account number on the check, and mail it to:

  WCT Funds
  P.O. Box 8612
  Boston, MA 02266-8612

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  WCT Funds

  c/o Federated Services Company
  1099 Hingham Street
  Rockland, MA 02266

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than the Fund).

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

o Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE

An investor may exchange shares of the Fund into any other portfolio of the Trust, when and if created, subject to the minimum initial investment requirements for the other portfolio. In addition, shares of the Fund may also be exchanged for certain other funds administered or distributed by subsidiaries of Federated that are not advised by West Coast Trust ("Federated Funds"). For further information on the availability of Federated Funds for exchange, call West Coast Trust Shareholders Servicing Center at 1-888-5-WCT-FUND (1-888-592-8386). Both accounts must have a common owner.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the account application or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the account application.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs). For further details, contact the West Coast Trust Shareholder Servicing center at 1-888-5-WCT-FUND (1-888-592-8386). We suggest that you discuss these retirement investments with your tax adviser.

You may be charged an IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

DIRECTLY FOR WEST COAST TRUST

BY TELEPHONE

You may redeem or exchange shares by calling the West Coast Shareholder Servicing Center at 1-888-5-WCT-FUND (1-888-592-8386) once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  WCT Funds
  P.O. Box 8612

  Boston, MA 02266-086012

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  WCT Funds

  c/o Federated Services Company
  1099 Hingham Street
  Rockland, MA 02266 ALL REQUESTS MUST INCLUDE:

o    Fund Name, registered account name and number;

o    amount to be redeemed or exchanged;

o    signatures of all shareholders exactly as registered; and

o if exchanging, the Fund/Class name, registered account name and number into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

PAYMENT OPTIONS

Your redemption proceeds will be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established prior to redeeming shares:

o    an  electronic   transfer  to  your  depository   account  at  a  financial
     institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o    to allow your purchase payment to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

RETIREMENT DISTRIBUTIONS

A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares on a regular basis by completing the appropriate form or contacting your investment professional or the Fund. Your account value must have an account value of at least $10,000 to be eligible to participate in this program. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The WCT Funds are governed by a Board of Trustees. The Board selects and oversees the Adviser, West Coast Trust Company, Inc. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 Broadway, Suite 1100, Portland, Oregon 97205.

ADVISORY FEES

The Fund's Adviser receives an annual maximum investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion. The Adviser has delegated daily management of the Fund assets to the Sub-Adviser, Becker Capital Management, Inc., who is paid by the Adviser and not by the Fund.

ADVISER'S BACKGROUND

The Adviser is a wholly-owned subsidiary of West Coast Bancorp ("Bancorp"). Organized in 1981, Bancorp held approximately $___ billion in total assets as of October 31, 1999, and is the second largest bank holding company based in Oregon. Through its subsidiaries, The Commercial Bank, Valley Commercial Bank, The Bank of Newport, The Bank of Vancouver and West Coast Trust, Bancorp offers a full range of commercial banking services, including trust services to individuals, partnerships, corporations, and institutions and act of fiduciary of estates and conservatorships, and as a trustee under various wills, trusts, and pension and profit-sharing plans. In addition, Bancorp and its subsidiaries offer tax-deferred annuities, single-premium whole life insurance, other insurance investment products and securities products. The Adviser has not previously served as an investment adviser to a mutual fund.

The Adviser manages common and collective funds with assets totaling approximately $____ million as of October 31, 1999.

SUB-ADVISER

Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Becker Capital Management, Inc., the Sub-Adviser will make all investments on behalf of the Fund, and shall take such steps as may be necessary to implement the same, including the placement of purchases and sale orders on behalf of the Fund. For the services provided and the expenses incurred the Sub-Adviser pursuant to the sub-advisory agreement, the Sub-Adviser is entitled to receive an annual sub-advisory fee equal to 0.50% of the daily assets of the Fund payable by the Adviser from the advisory fees. The Sub-Advisor may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Advisor for its services to the Adviser.

SUB-ADVISER'S BACKGROUND

The Sub-Adviser is a registered investment advisory firm founded in 1976 as P.E. Becker Inc. In 1992, the Sub-Adviser changed its name to Becker Capital Management, Inc. The Sub-Adviser manages assets totaling approximately $2.0 billion for individuals, corporate pensions and profit sharing trusts, multi-employer trust and endowment funds. The Sub-Adviser is a 100% employee owned firm. The Sub-Adviser is currently a sub-adviser for another mutual fund.

DONALD L. WOLCOTT

     Donald L. Wolcott, Chartered Financial Analyst, has been the Fund's portfolio manager since November 17, 1997. Mr. Wolcott is a Vice President and Portfolio Manager of Becker Capital Management, Inc. and has served in that capacity since 1987. His responsibilities include the management of portfolios for taxable individuals and charitable foundations and Mr. Wolcott also participates in strategic asset allocations decision for the firm's balanced account portfolios. Mr. Wolcott received a B.A. in business from the University of Nebraska.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen, whose report, along with the Fund's audited financial statements, is included in this prospectus.


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25

WCT EQUITY FUND

A Portfolio of WCT Funds

An investment in WCT Equity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A Statement of Additional Information (SAI) dated December 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Semi-Annual Report and other information without charge, write to or call West Coast Trust Servicing Center at 1-888-5-WCT-FUND (1-888-592-8386).

You can obtain information about the WCT Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 811-08335
CUSIP 9293E100

G02161-01 (12/99)

STATEMENT OF ADDITIONAL INFORMATION

WCT EQUITY FUND

A Portfolio of WCT Funds



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for WCT Equity Fund (Fund) (a portfolio of WCT Funds), dated December 31, 1999.

You may Obtain the prospectus and the Annual Report's Management Discussion & Analysis without charge by calling 1-888-5-WCT-FUND (1-888-5-592-8386).

December 31, 1999

                              CONTENTS
                              How is the Fund Organized?
                              Securities Descriptions, Techniques and Risks Investment Limitations
                              Determining Market Value of Securities
                              Securities in Which the Fund Invests
                              What do Shares Cost?
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Effects of Banking Laws
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance? Performance Comparisons
                              Financial Information
                              Addresses

CUSIP 92923E100

G02161-02(12/99)

How is the Fund Organized?

The Fund is a diversified portfolio of WCT Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on July 1, 1997.



The Fund's investment adviser is West Coast Trust Company, Inc.,(Adviser).



SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

o        P = PRINCIPAl investment of the Fund; (shaded in chart)

o        A = ACCEPTABLe (but not principal) investment of the Fund

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AMERICAN DEPOSITARY RECEIPTS            A

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BANK INSTRUMENTS                        A

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BORROWING                               A

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COMMON STOCK                            P

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CONVERTIBLE SECURITIES                  A

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FOREIGN SECURITIES                      A

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WHEN-ISSUED AND DELAYED DELIVERY        A
TRANSACTIONS

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ILLIQUID AND RESTRICTED SECURITIES      A

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LENDING OF PORTFOLIO SECURITIES         A

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PREFERRED STOCKS                        A

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PRIME COMMERCIAL PAPER                  A

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REPURCHASE AGREEMENTS                   A

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REVERSE REPURCHASE AGREEMENTS           A

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SECURITIES OF OTHER INVESTMENT          A
COMPANIES

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U.S. GOVERNMENT SECURITIES              A

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WARRANTS                                A

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SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as EURODOLLAR instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as YANKEE instruments.

BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

CONVERTIBLE SECURITIES are fixed income securities that the Fund has the option to exchange for equity securities at a specified CONVERSION PRICE. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

FOREIGN SECURITIES. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries, and citizen's rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, currency exchange rates and regulations, and accounting standards. Because the Fund may invest up to 20% of its net assets in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. The Fund may incur higher costs and expenses when making foreign investments, which will impact the Fund's total return.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities.

PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. The Fund may treat such redeemable preferred stock as a fixed income security.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position. During these market conditions the Fund may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, and securities of other investment companies. The Fund's temporary investments must be of comparable quality to its primary investments.

WARRANTS give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide long-term capital appreciation. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

The following investment limitations are fundamental and cannot be changed without the vote of a majority of shareholders.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets; provided that, while borrowings exceed 5% of the Fund's total assets, any such borrowings will be repaid before any additional investments are made.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the total assets at the time of the pledge. For purposes of this limitation, the purchase of securities on a when-issued basis will not be deemed to be a pledge.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

UNDERWRITING

The Fund will not underwrite any issue of securities or participate in the marketing of securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with the Fund's investment objective, policies, and limitations.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if, as a result of such purchases, 25% or more of the value of its total assets would be invested in any one industry. The Fund may at times invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets, but it may purchase or hold corporate or government bonds, notes, bonds debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies, or the Trust's Declaration of Trust.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Trustees), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for purpose of exercising control or management.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per share fluctuates and is based on the market value of all securities and other assets of the Fund.

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.



LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.



PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 85% of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 85% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

HOW TO BUY SHARES

SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares



As of December 1, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

West Coast Trust Company, Inc., Trust Operations-Paradigm, Salem OR, owned approximately 2, 212,658 (52.06%) shares, West Coast Trust Company, Inc., Trust Operations, Salem OR, owned approximately 1,359,354 (31.99) shares, West Coast Trust Company, RPO West Coast Bancorp 401(k) Plan, Salem OR, owned approximately 346,477 (8.15%) shares and Becker Capital Management, Inc., Portland, OR owned approximately 247,353 (5.82%) shares.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling, a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.



If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of one fund.



 As of December 1, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.


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

NAME                                                                        AGGREGATE
BIRTH DATE                 PRINCIPAL OCCUPATIONS                            COMPENSATION
ADDRESS                    FOR PAST FIVE YEARS                              FROM
POSITION WITH TRUST                                                         TRUST

JOHN F. DONAHUE*+          Chief Executive Officer and Director or                      $0
Birth Date: July 28,       Trustee of the Federated Fund Complex;
1924                       Chairman and Director, Federated Investors,
Federated Investors        Inc.; Chairman and Trustee, Federated
Tower                      Investment Management Company; Chairman and
1001 Liberty Avenue        Director, Federated Investment Counseling and
Pittsburgh, PA             Federated Global Investment Management Corp.;
CHAIRMAN AND TRUSTEE       Chairman, Passport Research, Ltd.

-------------------------

--------------------------------------------------------------------------------------------
THOMAS G. BIGLEY           Director or Trustee of the Federated Fund             $1,029.41
Birth Date: February 3,    Complex; Director, Member of Executive
1934                       Committee, Children's Hospital of Pittsburgh;
15 Old Timber Trail        Director, Robroy Industries, Inc. (coated
Pittsburgh, PA             steel conduits/computer storage equipment);
TRUSTEE                    formerly: Senior Partner, Ernst & Young LLP;
                           Director, MED 3000 Group, Inc. (physician
                           practice management); Director, Member of
                           Executive Committee, University of Pittsburgh.

-------------------------

--------------------------------------------------------------------------------------------
JOHN T. CONROY, JR.        Director or Trustee of the Federated Fund             $1,132.51
Birth Date: June 23,       Complex; President, Investment Properties
1937                       Corporation; Senior Vice President,
Grubb &                    John R. Wood and Associates, Inc., Realtors;
Ellis/Investment           Partner or Trustee in private real estate
Properties Corporation     ventures in Southwest Florida; formerly:
3201 Tamiami Trail         President, Naples Property Management, Inc.
North                      and Northgate Village Development Corporation.

Naples, FL

TRUSTEE

-------------------------

--------------------------------------------------------------------------------------------
NICHOLAS P. CONSTANTAKIS   Director or Trustee of the Federated Fund                    $0
Birth Date: September      Complex; Director, Michael Baker Corporation
3, 1939                    (engineering, construction, operations and
175 Woodshire Drive        technical services); formerly: Partner,

Pittsburgh, PA             Andersen Worldwide SC.

TRUSTEE

-------------------------

------------------------   ----------------------------------------------   --------------
JOHN F. CUNNINGHAM         Director or Trustee of some of the Federated            $770.32
Birth Date: March 5,       Fund Complex; Chairman, President and Chief
1943                       Executive Officer, Cunningham & Co., Inc.
353 El Brillo Way          (strategic business consulting); Trustee
Palm Beach, FL             Associate, Boston College; Director, Iperia
TRUSTEE                    Corp. (communications/software); formerly:
                           Director, Redgate Communications and EMC Corporation
                           (computer storage systems).

                           Previous Positions: Chairman of the Board and
                           Chief Executive Officer, Computer Consoles,
                           Inc.; President and Chief Operating Officer,
                           Wang Laboratories; Director, First National
                           Bank of Boston; Director, Apollo Computer,

                           Inc.

-------------------------

--------------------------------------------------------------------------------------------
LAWRENCE D. ELLIS, M.D.*   Director or Trustee of the Federated Fund             $1,029.41
Birth Date: October 11,    Complex; Professor of Medicine, University of
1932                       Pittsburgh; Medical Director, University of
3471 Fifth Avenue          Pittsburgh Medical Center - Downtown;
Suite 1111                 Hematologist, Oncologist, and Internist,
Pittsburgh, PA             University of Pittsburgh Medical Center;
TRUSTEE                    Member, National Board of Trustees, Leukemia
                           Society of America.

-------------------------

--------------------------------------------------------------------------------------------
PETER E. MADDEN            Director or Trustee of the Federated Fund               $937.22
Birth Date: March 16,      Complex; formerly: Representative,
1942                       Commonwealth of Massachusetts General Court;
One Royal Palm Way         President, State Street Bank and Trust
100 Royal Palm Way         Company and State Street Corporation.
Palm Beach, FL

TRUSTEE                    Previous Positions: Director, VISA USA and
                           VISA International; Chairman and Director,
                           Massachusetts Bankers Association; Director,
                           Depository Trust Corporation; Director, The
                           Boston Stock Exchange.

-------------------------

--------------------------------------------------------------------------------------------
CHARLES F. MANSFIELD,      Director or Trustee of some of the Federated            $796.03
JR.                        Fund Complex; Executive Vice President, Legal

Birth Date: April 10,      and External Affairs, Dugan Valva Contess,

1945                       Inc. (marketing, communications, technology

80 South Road              and consulting).; formerly Management
Westhampton Beach, NY      Consultant.

------------------------
 TRUSTEE                   Previous Positions: Chief Executive Officer,
                           PBTC International Bank; Partner, Arthur
                           Young & Company (now Ernst & Young LLP);
                           Chief Financial Officer of Retail Banking
                           Sector, Chase Manhattan Bank; Senior Vice
                           President, Marine Midland Bank; Vice
                           President, Citibank; Assistant Professor of
                           Banking and Finance, Frank G. Zarb School of
                           Business, Hofstra University.
-------------------------

--------------------------------------------------------------------------------------------
JOHN E. MURRAY, JR.,       Director or Trustee of the Federated Fund             $1,106.57
J.D., S.J.D. #             Complex; President, Law Professor, Duquesne
Birth Date: December       University; Consulting Partner, Mollica &
20, 1932                   Murray; Director, Michael Baker Corp.
President, Duquesne        (engineering, construction, operations and
University                 technical services).
Pittsburgh, PA

TRUSTEE                    Previous Positions: Dean and Professor of
                           Law, University of Pittsburgh School of Law;
                           Dean and Professor of Law, Villanova
                           University School of Law.

-------------------------

--------------------------------------------------------------------------------------------
MARJORIE P. SMUTS          Director or Trustee of the Federated Fund             $1,029.41
Birth Date: June 21,       Complex; Public
1935                       Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA             Previous Positions: National Spokesperson,
TRUSTEE                    Aluminum Company of America; television
                           producer; business owner.

-------------------------

--------------------------------------------------------------------------------------------
JOHN S. WALSH              Director or Trustee of some of the Federated            $770.32
Birth Date: November       Fund Complex; President and Director, Heat
28, 1957                   Wagon, Inc. (manufacturer of construction
2007 Sherwood Drive        temporary heaters); President and Director,
Valparaiso, IN             Manufacturers Products, Inc. (distributor of
TRUSTEE                    portable construction heaters); President,
                           Portable Heater Parts, a division of
                           Manufacturers Products, Inc.; Director, Walsh
                           & Kelly, Inc. (heavy highway contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

-------------------------

--------------------------------------------------------------------------------------------
J. CHRISTOPHER DONAHUE+*   President or Executive Vice President of the                 $0
 Birth Date: April 11,     Federated Fund Complex; Director or Trustee
1949                       of some of the Funds in the Federated Fund
Federated Investors        Complex; President, Chief Executive Officer
Tower                      and Director, Federated Investors, Inc.;
1001 Liberty Avenue        President and Trustee, Federated Investment
Pittsburgh, PA             Management Company; President and Trustee,
EXECUTIVE VICE             Federated Investment Counseling; President
PRESIDENT AND TRUSTEE      and Director, Federated Global Investment
                           Management Corp.; President, Passport Research, Ltd.;
                           Trustee, Federated Shareholder Services Company;
                           Director, Federated Services Company.

-------------------------

------------------------





EDWARD C. GONZALES      --------------------------------------------------------------------
 Birth Date: October       Trustee or Director of some of the Funds in                  $0

22, 1930                   the Federated Fund Complex; President,
Federated Investors        Executive Vice President and Treasurer of
Tower                      some of the Funds in the Federated Fund
1001 Liberty Avenue        Complex; Vice Chairman, Federated Investors,
Pittsburgh, PA             Inc.; Vice President, Federated Investment
PRESIDENT, TREASURER       Management Company  and Federated Investment
AND TRUSTEE                Counseling, Federated Global Investment

                           Management Corp. and Passport Research, Ltd.;
                           Executive Vice President and Director,
                           Federated Securities Corp.; Trustee,
                           Federated Shareholder Services Company.

-------------------------

--------------------------------------------------------------------------------------------
JOHN W. MCGONIGLE          Executive Vice President and Secretary of the                $0
Birth Date: October 26,    Federated Fund Complex; Executive Vice
1938                       President, Secretary and Director, Federated
Federated Investors        Investors, Inc.; Trustee, Federated
Tower                      Investment Management Company and Federated
1001 Liberty Avenue        Investment Counseling; Director, Federated
Pittsburgh, PA             Global Investment Management Corp, Federated
EXECUTIVE VICE             Services Company and  Federated Securities

PRESIDENT AND SECRETARY    Corp.

-------------------------

--------------------------------------------------------------------------------------------
RICHARD B. FISHER          President or Vice President of some of the                   $0
 Birth Date: May 17,       Funds in the Federated Fund Complex; Director

1923                       or Trustee of some of the Funds in the
Federated Investors        Federated Fund Complex; Executive Vice
Tower                      President, Federated Investors, Inc.;
1001 Liberty Avenue        Chairman and Director, Federated Securities

Pittsburgh, PA             Corp.

VICE PRESIDENT



* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

+ MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT OF THE TRUST.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser and the sub-Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses reduction for expenses.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.75% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

     Because of internal controls maintained by West Coast Trust Company, Inc. and Becker Capital Management, Inc. to restrict the flow of non-public information, Fund investments are typically made without any knowledge of West Coast Trust or Becker Management Capital, Inc.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by the Sub-Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or Sub-Adviser might otherwise have paid, it would tend to reduce their expenses. The Adviser and Sub-Adviser exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $75,000. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES

FOR THE PERIOD ENDED OCTOBER                     1999                 1998(1)
31, 1999

Advisory Fee Earned                          $339,846                $376,233
---------------------------------
Advisory Fee Reduction                       $113,282                $125,411
---------------------------------
Sub-Advisory Fee                             $226,564                $203,307
---------------------------------
Administrative Fee                            $67,969                 $75,247
---------------------------------
12b-1 Fee                                          $0                      --
---------------------------------
Shareholder Services Fee                      $43,042                      --
---------------------------------
(1)FOR THE PERIOD FROM NOVEMBER 17, 1997 (START OF BUSINESS) TO OCTOBER 31,
1998.



If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total return are given for the one-year and Start of Performance periods ended October 31, 1999.

Yield are given for the 30-day period ended October 31, 1999.

                                                          Start of Performance

----------------------------------------------------------on December 16, 1997

                          30-DAY PERIOD       1 Year

Total Return              N/A                 4.77%       (0.98%)
Yield                     0.89%               N/A         N/A
--------------------------------------------------------------------------------



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P 400 MID CAP INDEX is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S. stock market.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of WCT Equity Fund dated October 31, 1999.

Latest Update: October 7, 1999

ADDRESSES

WCT EQUITY FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7002

INVESTMENT ADVISER

West Coast Trust Company
1000 Broadway, Suite 1100
Portland, OR 97205

SUB-INVESTMENT ADVISER
Becker Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2185

Portland OR 97205

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

WCT Equity Fund

[WCT FUNDS LOGO]

(a portfolio of WCT Funds)

Management Discussion & Analysis

The WCT Equity Fund is intended to provide long-term capital appreciation without subjecting shareholders to undue risk. The Fund pursues its objective by investing primarily in common or preferred stock of large or medium sized companies with market capitalizations in excess of $1.5 billion. Occasionally, the Fund will hold small cap issues which satisfy the manager's valuation discipline. The common and preferred stocks the Fund invests in are generally characterized as having low price to earnings ratios ("PE"), and as having growth and quality characteristics which match or exceed those companies which comprise the Standard & Poor's (S&P) Index. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of its total assets are invested in equity securities.

  For the first time since 1990, the S&P 5001 experienced three consecutive monthly declines and posted a negative return of 6.2% for the September quarter.

Most measures of broad market activity declined even greater and the "value" component trailed "growth." The Russell Mid-cap Value Index,2 due in large part to poor performance during the last two weeks of the quarter recorded a -10.6% quarterly result while the Russell 1000 Value Index2 was down 9.8%. Our exposure to energy, which had been a wonderfully performing sector until mid-September, impaired results of The WCT Equity Fund, leading to a comparable negative result for the quarter.

  Led by technology (semiconductors) and energy stocks, the market, particularly the "value" component of the market, actually began the quarter on a strong note. The S&P 500 established a new record high level on July 16, following the initial Fed "tightening" on June 30. Subsequent to this policy change, however, preoccupation with Fed action has contributed to significant price corrections, which by quarter's end had 70% of all stocks reflecting negative returns for the nine-month period. Since mid-September a very "narrow" and extended, worrisome market has again materialized. High PE multiple technology issues are providing market leadership, but at the moment, not much else is participating. Even large consumer growth stocks have faltered (Coke -44%, Pfizer -36%, Gillette -46%).

High PE multiple technology stocks (large-cap and internet related) will clearly remain a critically important driver of economic growth, but when the supply/demand situation deteriorates, the downside vulnerability to this group appears to be considerable.

  It has been our opinion (concern) for some time that an "unintended consequence" of Federal Reserve Board policy has been to encourage increased tolerance for risk among investors. Over the past several years, investors have come to expect that the Federal Reserve Board will aggressively lower interest rates when the threat of financial crisis develops ('87 market crash, the early '90's recession, the '98 Asian economic collapse, and the Russian debt default), consequently minimizing downside risk. Conversely, as the economy or market "overheats", the Fed has been only grudgingly willing to tighten or increase interest rates. Accordingly, investors have believed that monetary policy will underpin share prices and as a group, have become willing to assume larger portfolio risk. This willingness to assume added risk is apparent both from investors increased exposure to common stocks and their growing concentration in technology stocks to the detriment of nearly all other investments.

/1/ S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in an index.

/2/ Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 300 Index. Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index. Indexes are unmanaged and investments cannot be made in an index.

WCT Equity Fund

  That having been said, the Fed has adopted a more restrictive monetary policy since June. Interest rates have been increased twice and concern about economic deceleration engineered by this restrictive Federal Reserve policy, and the impact of higher borrowing and energy costs and the bye-gone benefits of refinancing home mortgages and tax refunds has created a difficult environment for economically sensitive issues. Value stocks, after performing so well during the second quarter have temporarily stalled.

  While our numbers lag the S&P 500 for the quarter, during the year-to-date and one year periods, WCT Equity Fund results compare very favorably to the value indices. As mentioned earlier, through August, technology (market weighted) and energy issues (over- weighted), contributed meaningfully to portfolio results.

During the latter days of the quarter, though, energy holdings "gave back" portions of prior gains and by virtue of being over weighted in the sector; the sector's late quarter weakness was the greatest detractor from the third quarter performance.

  Despite recent weakness in the energy sector, we continue to view the group as very attractive and have used lower prices as an opportunity to increase our exposure. The impressive year to date gains in energy stocks have been in response to crude oil prices having increased from $10 to $24/barrel. As of yet, however, earnings have not benefited from this increase, but as they do, a "second leg" up will develop. Oil prices have receded from their highest level contributing to the recent softness in share prices and the expected improvement in earnings has been delayed. Nevertheless, attractive opportunity is again being presented.

  Third quarter earning reports will likely show impressive quarterly improvement, but the gains will be "spotty". How persistent earnings growth can be is being questioned and disappointing earnings are met with little tolerance.

Of great concern is the extreme valuation of the market and the economy's dependence on two precarious sources; the wealth effect of this extended market and inflows of foreign capital attracted to mega-cap stock issues. If and when either or both cease, the extended character of certain market sectors could be vulnerable.

  Conversely, a goodly number of more mundane, but high quality companies (several growth companies included) have corrected to their most appealing valuation levels since 1990. We remain convinced that market leadership is transitioning toward "value", although as we stated in our last quarterly letter, leadership transitions are seldom smooth and occasionally it appears as though "leadership" reverts to recent past winners. That's where we believe the cycle is currently, but ultimately valuations do matter and we remain convinced that market participation will again broaden.

  As Graham and Dodd stated in their book "Security Analysis" written in 1934, "two theoretical weaknesses which could and did result in untold mischief prior to 1927-29 were that investors abolished the fundamental distinction between investment and speculation and secondly, they ignored the price of a stock in determining whether it was a desirable purchase."

  As a disciplined "value" investor, we do pay attention to fundamentals and price. We believe commitment to quality companies selling for incredibly low valuations will prove beneficial.

WCT Equity Fund

Growth of $10,000 Invested in WCT Equity Fund

The graph below illustrates the hypothetical investment of $10,000* in the WCT Equity Fund (the "Fund") from December 16, 1997** to October 31, 1999 compared to the Russell Mid-Cap Value Fund Index.+

(Please see Appendix)

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated December 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

   * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Mid-Cap Value Fund Index has been adjusted to reflect reinvestment of dividends on securities in the index.

  **  Reflects date of initial public investment.

 ***  Total Return quoted reflects all applicable sales charges.

 + The Russell Mid-Cap Value Fund Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

Edgewood Services, Inc.

Distributor

G02309-06 (12/99)

[RECYCLED PAPER LOGO]

                                    APPENDIX

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of West Coast Trust Equity Fund, based on a 4.50% sales load are represented by a solid line. The Russell Mid-Cap Value Fund ("RMCVF") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the RMCVF. The "x" axis reflects computation periods from 12/16/97 to 10/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund, based on a 4.50% sales load, as compared to the RMCVF. The ending values were $9,821 and $10,654, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the one-year, and from the fund's start of performance (12/16/97) to 10/31/99. The total returns were 4.77% and (0.98%), respectively.